UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ X ];	 Amendment Number: _1__
This Amendment (Check only one.): 	[   ] is a restatement.
                                   	[ X ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: BARCLAYS PLC
Address: 54 LOMBARD STREET
         LONDON, ENGLAND EC3P3AH
Form 13F File Number: 	28-826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nancy Yeung
Title: Manager of Global Accounting
Phone: 415-597-2405

Signature, Place, and Date of Signing:

Nancy Yeung                   San Francisco,CA        September 16, 2004

Report Type (Check only one.):

[  X ] 	13F HOLDINGS REPORT.
[    ] 	13F NOTICE.
[    ] 	13F COMBINATION REPORT.

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ X ];	 Amendment Number: __1__
This Amendment (Check only one.): 	[   ] is a restatement.
                                   	[ X ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: BARCLAYS GLOBAL INVESTORS, NA
Address: 45 Fremont Street
         San Francisco, CA  94105
Form 13F File Number: 	28-3946

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nancy Yeung
Title: Manager of Global Accounting
Phone: 415-597-2405

Signature, Place, and Date of Signing:

Nancy Yeung          San Francisco, CA        September 16, 2004

Report Type (Check only one.):

[    ] 	13F HOLDINGS REPORT.
[ X  ] 	13F NOTICE.
[    ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ X ];	 Amendment Number: __1_
This Amendment (Check only one.): 	[   ] is a restatement.
                                   	[ X ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: BARCLAYS GLOBAL FUND ADVISORS
Address: 45 Fremont Street
         San Francisco, CA   94105
Form 13F File Number: 	28-5480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nancy Yeung
Title: Manager of Global Accounting
Phone: 415-597-2405

Signature, Place, and Date of Signing:

Nancy Yeung          San Francisco, CA        September 16, 2004

Report Type (Check only one.):

[    ] 	13F HOLDINGS REPORT.
[  X ] 	13F NOTICE.
[    ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC

FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:		2
Form 13F Information Table Value Total:		$2,715
						(thousands)

List of Other Included Managers:

No.    Form 13F File Number   NAME

6		    28-3946   Barclays Global Investors, NA
7		    28-5480   Barclays Global Fund Advisors

FORM 13F INFORMATION TABLE

                              CLASS                  VALUE SHARES       SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                TITLE CUSIP         (X$1000) PRN AMT      PRN CALL DSCRETN MGRS       SOLE      SHARED       NONE
----------------------------- ----- --------- ------------ ------------ --- ---- ------- -- ------------ ------------ ------------
Bay View Capital Corp          COM  07262L101	      2715      1318178 SH       D        6      1250638            0        67540
Bay View Capital Corp          COM  07262L101            0           65 SH       D        7           65            0            0